Shareholder Fees - BATS: Series V Portfolio - BATS: Series V Portfolio Shares	May 03, 2021
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none